Goodwill (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Three Months Ended	Year Ended
	March 31, 2022	December 31, 2021
	(in thousands)
Opening balance	$9,037,931	$936,257
Current period acquisitions (Note 7)	—	8,120,006
Prior period acquisitions	1,462	—
Foreign exchange movement	(11,410)	(18,332)

Closing balance	$9,027,983	$9,037,931